SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate [Table Text Block]
The exchange rates applied are as follows:

	December 31,
	2018	2017
RMB exchange rate at balance sheet dates	6.8632	6.5127

	The Years Ended December 31
	2018	2017	2016
Average exchange rate for the year	6.6174	6.7547	6.6423

Property, Plant and Equipment,Estimated Useful Lives [Table Text Block]
Estimated useful lives of property and equipment:

Useful Life
Vehicles	4 years
Machinery	10 years
Furniture	5 years
Building	20 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life